Contingencies (European Commission Proceedings) (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended			0 Months Ended		3 Months Ended
	Jul. 08, 2009 EU Commission Proceedings Perindorpril Antitrust Proceedings other_companies	Jun. 19, 2013 EU Commission Proceedings Citalopram EUR (€)	Dec. 31, 2014 EU Commission Proceedings Citalopram USD ($)	Dec. 31, 2013 EU Commission Proceedings Citalopram USD ($)	Jul. 09, 2014 Mylan Laboratories Limited EU Commission Proceedings Perindorpril Antitrust Proceedings EUR (€)	Jul. 09, 2014 Mylan EU Commission Proceedings Perindorpril Antitrust Proceedings EUR (€)	Dec. 31, 2014 Mylan EU Commission Proceedings Perindorpril Antitrust Proceedings USD ($)
Loss Contingencies [Line Items]
Number of defendants	4
Loss contingency accrual					€ 17.2	€ 8.0	$ 21.7
Damages awarded		7.8
Loss contingency accrual			$ 10.3	$ 10.3